FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 3 – FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

Based on assessments by Company management, the Company’s exposure to credit risk as of December 31, 2019 is immaterial (see Note 3b). The activities of the Company expose it to market risk, primarily as a result of currency risk.

The Company’s Finance Department is responsible for carrying out risk management activities in accordance with policies approved by its Board of Directors. In this regard, the Finance Department identifies, defines and assesses financial risks in close cooperation with other Company departments. The Board of Directors provides written guidelines for overall risk management, as well as written policies dealing with specific areas, such as exchange rate risk, interest rate risk, credit risk, use of financial instruments and investment of excess cash.

a.	Market risk

1)	Concentration of currency risk

The Company’s activities are partly denominated in non-dollar currencies (primarily the New Israeli Shekel, or “NIS,” and the Euro), which exposes the Company to risks resulting from changes in exchange rates.

The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2019
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(53)	(28)	583	65	31
Other receivables	(56)	(29)	613	68	32
Trade payables	227	119	(2,501)	(278)	(132)
Other payables	71	37	(780)	(87)	(41)
Total NIS-linked balances	189	99	(2,085)	(232)	(110)
Euro-linked trade payables	(168)	(88)	(1,851)	206	97
Total	21	11	(3,936)	(26)	(13)

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

	December 31, 2018
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(64)	(33)	699	37	78
Other receivables	(45)	(23)	491	26	55
Trade payables	73	38	(807)	(42)	(90)
Other payables	57	30	(632)	(33)	(70)
Total NIS-linked balances	21	12	(249)	(12)	(27)
Euro-linked trade payables	(177)	(93)	(453)	102	216
Total	(156)	(81)	(702)	90	189

Set forth below is certain data regarding dollar exchange rates:
	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2017	3.467	0.835
2018	3.748	0.873
2019	3.456	0.891

Percentage increase (decrease) in USD exchange rate:
2018	8.1%	4.6%
2019	(7.8)%	2.1%

Set forth below is information on the linkage of monetary items:

	December 31, 2018			December 31, 2019
	Dollar	NIS	Other currencies	Dollar	NIS	Other Currencies
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	2,274	699	431	4,082	583	632
Short term bank deposits	26,747	-	-	22,192	-	-
Other receivables	-	491	848	-	613	-
	29,021	1,190	1,279	26,274	1,196	632
Liabilities:
Current liabilities:
Current maturities of long-term loans	895	-	-	2,692	-	-
Accounts payable and accruals:
Trade	2,396	807	1,290	2,772	2,501	2,521
Other	708	632	23	500	780	-
Non-current liabilities
Long-term loans, net of current maturities	7,838	-	-	5,799	-	-
	11,837	1,439	1,313	11,763	3,281	2,521
Net asset value	17,184	(249)	(34)	14,511	(2,085)	(1,889)

2)	Fair value of financial instruments

As of December 31, 2019, the financial instruments of the Company consist of non-derivative assets and liabilities (primarily working capital items and deposits), as well as warrants classified as a liability.

With regard to non-derivative assets and liabilities, given their nature, the fair value of the financial instruments included in working capital is generally close or identical to their carrying amount.

With regard to the warrants classified as a liability, see Notes 12c and 19. With regard to the long-term loan, see Notes 11 and 19.

3)	Exposure to market risk and management thereof

In the opinion of Company management, the market risk to which the Company is exposed is primarily related to currency risk exposure, as mentioned above. Additionally, Company management does not consider the interest rate risk mentioned in paragraph 4 below to be material.

4)	Interest rate risk

Company management does not consider interest rate risk to be material, as the Company holds deposits and short-term government bonds whose fair value and/or cash flows are not materially affected by changes in interest rates.

b.	Credit risk

Credit risk is managed at the Company level. These risks relate to cash and cash equivalents, bank deposits and other receivables.

The Company’s cash, cash equivalents and short-term bank deposits at December 31, 2018, and 2019 were mainly deposited with highly rated major Israeli and U.S. banks. In the Company’s opinion, the credit risk associated with these balances is remote.

The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2018	2019
	in USD thousands
Assets:
Cash and cash equivalents	3,404	5,297
Short-term bank deposits	26,747	22,192
Other receivables	1,339	613
Total	31,490	28,102

c.	Liquidity risk

Company management monitors rolling forecasts of the Company’s liquidity reserves on the basis of anticipated cash flows and maintains the liquidity balances at a level that is sufficient to meet its needs.

Although the Company has succeeded in generating significant revenues from a number of out-licensing transactions in the past, it cannot determine with reasonable certainty if and when it will become profitable on a current basis. Management believes that the Company’s current cash and other resources will be sufficient to fund its projected cash requirements into the second quarter of 2021. However, in the event that the Company does not begin to generate sustainable cash flows from its operating activities in the future, the Company will need to carry out significant cost reductions or raise additional funding. Inability to raise additional funding would have a material adverse effect on the financial condition of the Company.

d.	Fair value of financial instruments

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, and also considers counterparty credit risk, in its assessment of fair value. The fair value of the financial instruments included in the working capital of the Company is usually identical or close to their carrying value. The fair value of the warrants is based on Level 3 measurements.

The fair value of the warrants, calculated based on the Black-Scholes model, was $658,000 as of December 31, 2019.

For more information on the parameters used to value the warrants, see Note 12c(2), 12c(4), and 19.

e.	Changes in financial liabilities with cash flows included in financing activities

	Long-term loans	Warrants	Total
	in USD thousands
Balance as of January 1, 2018	250	1,205	1,455
Changes during the year 2018:
Cash flows received	8,453	861	9,314
Cash flows paid	(93)	-	(93)
Amounts recognized through profit and loss	123	(1,743)	(1,620)
Balance as of December 31, 2018	8,733	323	9,056
Changes during the year 2019:
Cash flows received	-	4,552	4,552
Cash flows paid	(889)	-	(889)
Amounts recognized through profit and loss	647	(4,217)	(3,570)
Balance as of December 31, 2019	8,491	658	9,149

See Note 10 for information on changes in lease liabilities.